Financial Risk Management - Fair Value Hierarchy Classifications of Financial Instruments Measured at Fair Value (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets	₩ 5,142	₩ 7,993
Financial asset at fair value through profit or loss	1,552	1,382
Derivatives, assets	842	244
Derivatives, liabilities	0	472
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets	162	154
Financial asset at fair value through profit or loss	1,552	1,382
Derivatives, assets	842	244
Derivatives, liabilities		472
Fair values [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets	162	154
Fair values [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial asset at fair value through profit or loss	1,552	1,382
Derivatives, assets	₩ 842	244
Derivatives, liabilities		₩ 472